Note 3 - Acquisitions (Detail) - Preliminary Allocation of Purchase Price (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
MES Group [Member] | Customer Relationships [Member]
Intangible Assets	$ 38,190
MES Group [Member] | Trade Names [Member]
Intangible Assets	17,426
MES Group [Member] | Noncompete Agreements [Member]
Intangible Assets	511
MES Group [Member] | Unpatented Technology [Member]
Intangible Assets	762
MES Group [Member]
Building, equipment and leasehold improvements	1,800
Goodwill	159,988
Net deferred tax liability associated with step-up in book basis	(18,244)
Assets acquired and liabilities assumed, net	14,581
Totals	215,014
Premex Group [Member] | Customer Relationships [Member]
Intangible Assets	32,886
Premex Group [Member] | Trade Names [Member]
Intangible Assets	10,602
Premex Group [Member] | Noncompete Agreements [Member]
Intangible Assets	109
Premex Group [Member] | Unpatented Technology [Member]
Intangible Assets	2,356
Premex Group [Member]
Building, equipment and leasehold improvements	650
Goodwill	28,131
Net deferred tax liability associated with step-up in book basis	603
Assets acquired and liabilities assumed, net	33,019
Totals	108,356
Other 2011 Acquisitions [Member] | Customer Relationships [Member]
Intangible Assets	18,577
Other 2011 Acquisitions [Member] | Trade Names [Member]
Intangible Assets	2,989
Other 2011 Acquisitions [Member] | Noncompete Agreements [Member]
Intangible Assets	197
Other 2011 Acquisitions [Member] | Unpatented Technology [Member]
Intangible Assets	334
Other 2011 Acquisitions [Member]
Building, equipment and leasehold improvements	213
Goodwill	21,500
Net deferred tax liability associated with step-up in book basis	(356)
Assets acquired and liabilities assumed, net	2,598
Totals	$ 46,052